INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

As of July 31, 2024, and January 31, 2024, the Company has net operating loss carry forwards of $1,143,658 and $751,916, respectively, which may be available to reduce future years’ taxable income through 2043. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state rate of 5% to loss before taxes for fiscal years 2025 and 2024), as follows:

	July 31, 2024	January 31, 2024
Tax expense (benefit) at the statutory rate	$(316,407)	$(285,980)
State income taxes, net of federal income tax benefit	(75,335)	(68,090)
Change in valuation allowance	391,742	354,070
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax year 2023 remains open for examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at July 31, 2024 and January 31, 2024 are as follows:

	July 31, 2024	January 31, 2024
Deferred tax assets:
Net operating loss carryforward	$1,143,658	$751,916
Timing differences	-	-
Total gross deferred tax assets	1,143,658	751,916
Less: Deferred tax asset valuation allowance	(1,143,658)	(751,916)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2023 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $1,143,658 and $751,916 as of July 31, 2024, and January 31,2024, respectively.

NOTE 9 – INCOME TAXES

As of January 31, 2024 and 2023, the Company has net operating loss carry forwards of $751,916 and $397,846, respectively, which may be available to reduce future years’ taxable income through 2043. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state rate of 5% to loss before taxes for fiscal years 2024 and 2023), as follows:

	January 31, 2024	January 31, 2023
Tax expense (benefit) at the statutory rate	$(285,980)	$(321,337)
State income taxes, net of federal income tax benefit	(68,090)	(76,509)
Change in valuation allowance	354,070	397,846
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax year 2024 and 2023 remains open for examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2024 and 2023 are as follows:

	January 31, 2024	January 31, 2023
Deferred tax assets:
Net operating loss carryforward	$751,916	$397,846
Timing differences	-	-
Total gross deferred tax assets	751,916	397,846
Less: Deferred tax asset valuation allowance	(751,916)	(397,846)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2024 and 2023 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $751,916 and $397,846 as of January 31, 2024 and 2023, respectively.